Share capital (Details)	12 Months Ended
	Mar. 31, 2021 vote shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)	128,528,515	92,206,817
Subordinate voting shares
Disclosure of classes of share capital [table]
Votes per share (in votes per share) | vote	1
Issued and Outstanding Shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)	128,528,515	92,206,817
Outstanding common shares (in shares)	128,528,515	92,206,817	83,752,210